N-4	Oct. 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT IV
Entity Central Index Key	0001209501
Entity Investment Company Type	N-4
Document Period End Date	Oct. 01, 2025
Amendment Flag	false
New York Life Premier Variable Annuity - FP Series
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGE
NAME CHANGE
Current Name	New Name
Macquarie VIP Small Cap Value Series — Service Class	Nomura VIP Small Cap Value Series — Service Class
II. ADVISER NAME CHANGEThe reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONThe reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted.
New York Life Premier Variable Annuity - FP Series | NomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Premier Variable Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGE
NAME CHANGE
Current Name	New Name
Macquarie VIP Small Cap Value Series — Service Class	Nomura VIP Small Cap Value Series — Service Class
II. ADVISER NAME CHANGEThe reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONThe reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted.
New York Life Premier Variable Annuity | NomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Premier Plus Variable Annuity II
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGE
NAME CHANGE
Current Name	New Name
Macquarie VIP Small Cap Value Series — Service Class	Nomura VIP Small Cap Value Series — Service Class
II. ADVISER NAME CHANGEThe reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONThe reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted.
New York Life Premier Plus Variable Annuity II | NomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Elite Variable Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGE
NAME CHANGE
Current Name	New Name
Macquarie VIP Small Cap Value Series — Service Class	Nomura VIP Small Cap Value Series — Service Class
II. ADVISER NAME CHANGEThe reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONThe reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted.
New York Life Elite Variable Annuity | NomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Premier Plus Variable Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGE
NAME CHANGE
Current Name	New Name
Macquarie VIP Small Cap Value Series — Service Class	Nomura VIP Small Cap Value Series — Service Class
II. ADVISER NAME CHANGEThe reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONThe reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted.
New York Life Premier Plus Variable Annuity | NomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Flexible Premium Variable Annuity II
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGE
NAME CHANGE
Current Name	New Name
Macquarie VIP Small Cap Value Series — Service Class	Nomura VIP Small Cap Value Series — Service Class
II. ADVISER NAME CHANGEThe reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONThe reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted.
New York Life Flexible Premium Variable Annuity II | NomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Premier Variable Annuity II
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGE
NAME CHANGE
Current Name	New Name
Macquarie VIP Small Cap Value Series — Service Class	Nomura VIP Small Cap Value Series — Service Class
II. ADVISER NAME CHANGEThe reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONThe reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted.
New York Life Premier Variable Annuity II | NomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Flexible Premium Variable Annuity III
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGE
NAME CHANGE
Current Name	New Name
Macquarie VIP Small Cap Value Series — Service Class	Nomura VIP Small Cap Value Series — Service Class
II. ADVISER NAME CHANGEThe reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONThe reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted.
New York Life Flexible Premium Variable Annuity III | NomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Premium Plus Elite Variable Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGE
NAME CHANGE
Current Name	New Name
Macquarie VIP Small Cap Value Series — Service Class	Nomura VIP Small Cap Value Series — Service Class
II. ADVISER NAME CHANGEThe reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONThe reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted.
New York Life Premium Plus Elite Variable Annuity | NomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust